Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Apr. 01, 2021
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates			3 months
Effective tax rate	30.10%	23.30%	29.20%	24.10%
National corporation tax	24.00%	24.00%	24.00%	24.00%
Inhabitant tax	4.00%	4.00%	4.00%	4.00%
Deductible enterprise tax	4.00%	4.00%	4.00%	4.00%
Statutory income tax rate	31.50%	31.50%	31.50%	31.50%
Loans held for sale in installment loans	¥ 158,990		¥ 158,990		¥ 201,355
Aggregate loan fair value	149,390		149,390		197,041
Residential condominiums under development	133,790		133,790		74,621
Finished goods	89,117		89,117		94,400
Write-down on residential condominiums under development	862	¥ 21	1,130	¥ 508
Goodwill acquired	659,323		659,323		627,683
Other intangible assets	545,893		545,893		518,142
Increase (decrease) in policy liability and policy account balances	1,783,074		1,783,074		1,832,057
Increase (decrease) in impact of changes in policy liability discount rate	326,700		326,700		156,135
Increase (decrease) in other operating assets	298,409		298,409		287,379	¥ 268,960
Increase (decrease) in life insurance costs	102,377	¥ 119,698	222,097	¥ 220,715
Increase (decrease) in retained earnings	3,132,339		3,132,339		3,054,448
Accounting Standards Update 2018-12
Significant Accounting Policies [Line Items]
Increase (decrease) in policy liability and policy account balances					(233,309)	(50,925)	¥ 28,937
Increase (decrease) in impact of changes in policy liability discount rate					164,516	37,535	¥ (24,641)
Increase (decrease) in other operating assets					23,194	10,012
Increase (decrease) in life insurance costs					(25,010)	(4,571)
Increase (decrease) in retained earnings					22,506	¥ 5,241
Investment in operating leases
Significant Accounting Policies [Line Items]
Accumulated depreciation of Investment in operating leases	918,100		918,100		865,942
Property under Facility Operations
Significant Accounting Policies [Line Items]
Accumulated depreciation	197,297		197,297		180,130
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 79,463		¥ 79,463		¥ 74,507
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority			50.00%